Notes Related to the Consolidated Statement of Income (Loss) - Summary of Subscription Warrants - AGA Plan (Parenthetical) (Detail) - AGA 2018 [member] - EUR (€)	1 Months Ended		6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Jun. 30, 2019
Disclosure of subscription warrants [line items]
Performance criteria			ERYP2018: average price of the 40-quoted market share price days before the grant date (€6.54 for the plan granted in January 2019 and €7.52 for the plan granted in April 2019). ERYPi : average price of the 40-quoted market share price days before the acquisition date, Tri : (ERYPi / ERYP2018) – 1 If TRi <=0 % no shares granted are acquired If Tri>100% all the shares granted are acquired If 0%<TRi<100% shares granted are acquired following the TRi percentage
Grant In January 2019 [member]
Disclosure of subscription warrants [line items]
Share price		€ 6.54
Grant In April 2019 [member]
Disclosure of subscription warrants [line items]
Share price	€ 7.52